Segmented Information	12 Months Ended
Mar. 31, 2023
Disclosure Of Operating Segments Abstract
Segmented Information [Text Block]

22.  Segmented Information

The Company operates in one reportable operating segment, being the manufacture and distribution of all- electric commercial vehicles and transit, school and charter buses.

During the year ended March 31, 2023, the Company was economically dependent on one (2022 - three, 2021 - three) customer(s) who accounted for more than 10% of revenue from continuing operations and in aggregate accounted for approximately 59%, (2022: 57%, 2021: 87%) of sales.

The Company's disaggregated revenue for the years ended March 31, 2023, 2022, and 2021 is summarized in the following table. Included in Vehicle sales and in Revenue from operating and finance leases for the year ended March 31, 2023 is $4,614,250 (2022 - $2,970,387, 2021 - $5,765,000) in proceeds received from government vouchers for sales made to customers or lessees. Included in Vehicle sales for the year ended March 31, 2023 is $nil (2022 - $1,929,800, 2021 - $2,175,000) from the sales of vehicles that were previously on lease where the leases were cancelled and the vehicles subsequently sold.

	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
Vehicle and parts sales	$39,311,659	$13,714,227	$3,459,311
Revenue from operating and finance leases	113,789	3,297,619	9,590,511
Accretion on promissory note	-	7,035	26,426
Finance income	270,442	217,892	209,936

	$39,695,890	$17,236,773	$13,286,184

The Company's revenues allocated by geography based on the customer's country of domicile,for the years ended March 31, 2023, 2022, and 2021, is as follows:

	For the Years Ended
	March 31, 2023	March 31, 2022	March 31, 2021
United States of America	$39,497,713	$15,972,137	$13,045,040
Canada	198,177	1,264,636	241,144

Total	$39,695,890	$17,236,773	$13,286,184

The Company's property and equipment allocated by geography for the years ended March 31, 2023, and

2022 is as follows:

	For the Years Ended
	March 31, 2023	March 31, 2022
United States of America	$2,485,711	$3,296,564
Canada	119,080	146,753

Total	$2,604,791	$3,443,317